Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Current trade payables	$ 2,138,198	$ 2,106,720
Other current payables	1,781,847	2,009,527
Total trade and other current payables	3,920,045	4,116,247
Non-current trade payables	171,508	221,746
Other non-current payables	2,164,489	711,310
Total trade and other non-current payables	2,335,997	933,056
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,133,816	1,069,698
Non-current trade payables	156,230	194,586
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	26,936	19,296
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Current trade payables	960,395	908,269
Non-current trade payables	4,410	12,094
Payables for assets acquisitions [Member]
Trade And Other Payables [Line Items]
Current trade payables	17,051	109,457
Non-current trade payables	10,868	15,066
Dividends Payable to Non-Controlling Interests [Member]
Trade And Other Payables [Line Items]
Other current payables	255,632	218,424
Payables to CAMMESA [Member]
Trade And Other Payables [Line Items]
Other current payables	131,866	304,259
Other non-current payables	51,430	183,843
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Other current payables	31,325	164,123
Other non-current payables	93,464
Research and Development [Member]
Trade And Other Payables [Line Items]
Other current payables	124,753	110,996
Other non-current payables	102,762	99,334
Taxes Payables Other than Income Tax [Member]
Trade And Other Payables [Line Items]
Other current payables	196,309	220,722
Other non-current payables	1,441	2,165
Accounts Payables to Staff [Member]
Trade And Other Payables [Line Items]
Other current payables	158,143	196,351
Other non-current payables	997	103
PIS/COFINS on VAT Payable to Consumers [Member]
Trade And Other Payables [Line Items]
Other current payables	169,405
Other non-current payables	1,420,320
Regulatory Liabilities Brazilian Subsidiaries [Member]
Trade And Other Payables [Line Items]
Other current payables	432,625	568,085
Other non-current payables	218,182	401,029
Agreement Enel Distribución Sao Paulo with Eletrobras [Member]
Trade And Other Payables [Line Items]
Other current payables	85,219
Other non-current payables	253,108
Other Miscellaneous Payables [Member]
Trade And Other Payables [Line Items]
Other current payables	196,570	226,567
Other non-current payables	$ 22,785	$ 24,836